T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.3%
Health Care 0.1%
Avantor  (1) 1 15
15
Manufacturing 0.2%
Danaher  — 15
15
Total Common Stocks (Cost $25) 30
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (2) 10 10
10
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  15 7
7
Total Convertible Bonds (Cost $23) 17
CONVERTIBLE PREFERRED
STOCKS 0.6%
Health Care 0.3%
Becton Dickinson, Series B, 6.00%,
6/1/23  1 24
24
Insurance 0.3%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $24 (1)(3)(4) — 23
23
Total Convertible Preferred Stocks
(Cost $50) 47
CORPORATE BONDS 95.4%
Aerospace & Defense 1.6%
Spirit AeroSystems , 9.375%,
11/30/29 (2) 10 11
TransDigm , 5.50%, 11/15/27  30 28
TransDigm , 6.25%, 3/15/26 (2) 70 69
TransDigm , 6.75%, 8/15/28 (2) 25 25
133
Airlines 2.7%
American Airlines, 5.50%, 4/20/26 (2) 15 15
American Airlines, 5.75%, 4/20/29 (2) 40 38
American Airlines, 11.75%, 7/15/25 (2) 84 92
Delta Air Lines, 7.375%, 1/15/26  25 26
Mileage Plus Holdings, 6.50%,
6/20/27 (2) 55 55
VistaJet Malta Finance, 6.375%,
2/1/30 (2) 2 2
228
Automotive 6.2%
Adient Global Holdings, 8.25%,
4/15/31 (2) 25 25
Par/Shares $ Value
(Amounts in 000s)
‡
Clarios Global, 6.75%, 5/15/28 (2) 15 15
Clarios Global, 8.50%, 5/15/27 (2) 55 55
Dana, 5.625%, 6/15/28  41 37
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (2) 20 15
Ford Motor, 6.10%, 8/19/32  130 121
Ford Motor, 9.625%, 4/22/30  25 28
Goodyear Tire & Rubber, 5.25%,
7/15/31  25 22
Goodyear Tire & Rubber, 5.625%,
4/30/33  60 52
LCM Investments Holdings II, 4.875%,
5/1/29 (2) 20 17
Metis Merger Sub, 6.50%, 5/15/29 (2) 25 21
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.931%, 10/15/26 (2) 120 118
526
Broadcasting 5.4%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (2) 15 11
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (2) 40 30
CMG Media, 8.875%, 12/15/27 (2) 48 31
Gray Escrow II, 5.375%, 11/15/31 (2) 25 16
iHeartCommunications , 5.25%,
8/15/27 (2) 12 8
iHeartCommunications , 8.375%,
5/1/27  87 49
Lamar Media, 4.875%, 1/15/29  35 32
Neptune Bidco U.S., 9.29%,
4/15/29 (2) 35 32
Outfront Media Capital, 4.25%,
1/15/29 (2) 10 8
Outfront Media Capital, 6.25%,
6/15/25 (2) 10 10
Scripps Escrow, 5.875%, 7/15/27 (2) 30 23
Sirius XM Radio, 4.00%, 7/15/28 (2) 43 36
Sirius XM Radio, 4.125%, 7/1/30 (2) 42 33
Sirius XM Radio, 5.00%, 8/1/27 (2) 20 18
Stagwell Global, 5.625%, 8/15/29 (2) 50 43
Townsquare Media, 6.875%, 2/1/26 (2) 26 24
Univision Communications, 6.625%,
6/1/27 (2) 25 24
Univision Communications, 7.375%,
6/30/30 (2) 26 24
452
Building & Real Estate 1.1%
Brookfield Residential Properties,
6.25%, 9/15/27 (2) 15 13
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (2) 34 30
Howard Hughes, 4.125%, 2/1/29 (2) 32 26
Howard Hughes, 5.375%, 8/1/28 (2) 28 25
94
Building Products 1.7%
Advanced Drainage Systems, 6.375%,
6/15/30 (2) 25 25
New Enterprise Stone & Lime, 5.25%,
7/15/28 (2) 15 13

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
PGT Innovations, 4.375%, 10/1/29 (2) 25 23
Specialty Building Products Holdings,
6.375%, 9/30/26 (2) 20 18
SRS Distribution, 6.00%, 12/1/29 (2) 20 16
Summit Materials, 5.25%, 1/15/29 (2) 55 52
147
Cable Operators 5.2%
Altice France Holding, 6.00%,
2/15/28 (2) 200 98
CCO Holdings, 4.50%, 6/1/33 (2) 25 19
CCO Holdings, 5.375%, 6/1/29 (2) 10 9
CCO Holdings, 6.375%, 9/1/29 (2) 130 121
CCO Holdings, 7.375%, 3/1/31 (2) 45 43
Directv Financing, 5.875%, 8/15/27 (2) 25 22
DISH DBS, 5.125%, 6/1/29  20 9
DISH DBS, 5.75%, 12/1/28 (2) 20 14
DISH DBS, 7.375%, 7/1/28  20 10
DISH DBS, 7.75%, 7/1/26  40 23
DISH Network, 11.75%, 11/15/27 (2) 35 33
GCI, 4.75%, 10/15/28 (2) 30 25
Radiate Holdco, 6.50%, 9/15/28 (2) 15 8
434
Chemicals 1.9%
Avient , 7.125%, 8/1/30 (2) 22 22
Compass Minerals International,
6.75%, 12/1/27 (2) 17 16
CVR Partners, 6.125%, 6/15/28 (2) 35 31
GPD, 10.125%, 4/1/26 (2) 30 28
Methanex , 5.25%, 12/15/29  31 28
Tronox , 4.625%, 3/15/29 (2) 15 12
WR Grace Holdings, 5.625%,
8/15/29 (2) 27 22
159
Consumer Products 0.7%
Kontoor Brands, 4.125%, 11/15/29 (2) 10 9
Life Time, 5.75%, 1/15/26 (2) 20 19
Life Time, 8.00%, 4/15/26 (2) 12 12
Wolverine World Wide, 4.00%,
8/15/29 (2) 30 24
64
Container 1.9%
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27 (2) 45 44
Ball, 6.00%, 6/15/29  35 35
Ball, 6.875%, 3/15/28  40 41
Sealed Air, 5.00%, 4/15/29 (2) 15 14
Sealed Air, 6.125%, 2/1/28 (2) 10 10
Sealed Air, 6.875%, 7/15/33 (2) 15 15
Trident TPI Holdings, 12.75%,
12/31/28 (2) 5 5
164
Energy 11.7%
Aethon United BR, 8.25%, 2/15/26 (2) 15 14
AmeriGas Partners, 5.50%, 5/20/25  5 5
AmeriGas Partners, 9.375%, 6/1/28 (2) 10 10
Archrock Partners, 6.875%, 4/1/27 (2) 10 10
Chesapeake Energy, 6.75%,
4/15/29 (2) 40 39
CITGO Petroleum, 7.00%, 6/15/25 (2) 30 29
Par/Shares $ Value
(Amounts in 000s)
‡
Comstock Resources, 5.875%,
1/15/30 (2) 10 8
Comstock Resources, 6.75%,
3/1/29 (2) 20 18
Crescent Energy Finance, 7.25%,
5/1/26 (2) 40 37
Crescent Energy Finance, 9.25%,
2/15/28 (2) 10 10
Crestwood Midstream Partners,
6.00%, 2/1/29 (2) 14 13
Crestwood Midstream Partners,
7.375%, 2/1/31 (2) 20 20
DCP Midstream Operating, 6.75%,
9/15/37 (2) 20 21
DCP Midstream Operating, 8.125%,
8/16/30  20 22
Endeavor Energy Resources, 5.75%,
1/30/28 (2) 19 19
Ferrellgas , 5.875%, 4/1/29 (2) 45 37
Gulfport Energy, 8.00%, 5/17/26 (2) 20 20
Hilcorp Energy I, 6.00%, 4/15/30 (2) 10 9
Hilcorp Energy I, 6.00%, 2/1/31 (2) 27 24
Hilcorp Energy I, 6.25%, 4/15/32 (2) 10 9
Kinetik Holdings, 5.875%, 6/15/30 (2) 45 43
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (2) 50 48
NGL Energy Operating, 7.50%,
2/1/26 (2) 36 34
Occidental Petroleum, 6.125%, 1/1/31  20 20
Occidental Petroleum, 6.20%, 3/15/40  25 24
Occidental Petroleum, 7.50%, 5/1/31  13 14
Occidental Petroleum, 7.95%, 6/15/39  35 39
Occidental Petroleum, 8.875%,
7/15/30  55 63
Petroleos Mexicanos , 6.625%, 6/15/35  35 24
Range Resources, 4.75%, 2/15/30 (2) 15 14
Range Resources, 8.25%, 1/15/29  5 5
Rockcliff Energy II, 5.50%, 10/15/29 (2) 15 14
Solaris Midstream Holdings, 7.625%,
4/1/26 (2) 15 15
Southwestern Energy, 4.75%, 2/1/32  15 13
Tallgrass Energy Partners, 5.50%,
1/15/28 (2) 15 13
Tallgrass Energy Partners, 6.00%,
12/31/30 (2) 30 26
Tallgrass Energy Partners, 6.00%,
9/1/31 (2) 35 30
Transocean, 8.75%, 2/15/30 (2) 15 15
Venture Global Calcasieu Pass, 6.25%,
1/15/30 (2) 45 45
Venture Global LNG, 8.125%,
6/1/28 (2) 20 20
Venture Global LNG, 8.375%,
6/1/31 (2) 70 70
Vermilion Energy, 6.875%, 5/1/30 (2) 25 23
986
Entertainment & Leisure 4.9%
Carnival, 7.625%, 3/1/26 (2) 60 57
Carnival, 10.50%, 6/1/30 (2) 20 20
CDI Escrow Issuer, 5.75%, 4/1/30 (2) 30 28

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Cedar Fair, 5.25%, 7/15/29  30 28
Cinemark USA, 5.25%, 7/15/28 (2) 45 39
Live Nation Entertainment, 4.75%,
10/15/27 (2) 20 18
NCL, 5.875%, 3/15/26 (2) 25 23
NCL, 5.875%, 2/15/27 (2) 20 19
NCL, 7.75%, 2/15/29 (2) 20 18
NCL Finance, 6.125%, 3/15/28 (2) 15 13
Royal Caribbean Cruises, 5.375%,
7/15/27 (2) 15 14
Royal Caribbean Cruises, 5.50%,
4/1/28 (2) 13 12
Royal Caribbean Cruises, 9.25%,
1/15/29 (2) 25 26
Royal Caribbean Cruises, 11.625%,
8/15/27 (2) 25 27
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (2) 32 29
Six Flags Entertainment, 5.50%,
4/15/27 (2) 25 24
Six Flags Entertainment, 7.25%,
5/15/31 (2) 15 14
409
Financial 7.7%
Acrisure , 7.00%, 11/15/25 (2) 25 24
Acrisure , 10.125%, 8/1/26 (2) 43 43
Alliant Holdings Intermediate, 6.75%,
10/15/27 (2) 40 37
AmWINS Group, 4.875%, 6/30/29 (2) 11 10
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (2) 30 23
Cobra AcquisitionCo , 6.375%,
11/1/29 (2) 25 15
Enact Holdings, 6.50%, 8/15/25 (2) 70 69
GTCR AP Finance, 8.00%, 5/15/27 (2) 25 24
HUB International, 5.625%, 12/1/29 (2) 15 13
HUB International, 7.00%, 5/1/26 (2) 35 35
Jane Street Group, 4.50%,
11/15/29 (2) 15 13
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (2) 25 25
LPL Holdings, 4.00%, 3/15/29 (2) 10 9
LPL Holdings, 4.375%, 5/15/31 (2) 12 10
Navient , 4.875%, 3/15/28  35 29
Navient , 5.00%, 3/15/27  15 13
Navient , 5.50%, 3/15/29  35 29
Navient , 6.75%, 6/15/26  13 12
Navient , 9.375%, 7/25/30  20 19
OneMain Finance, 5.375%, 11/15/29  15 12
OneMain Finance, 6.625%, 1/15/28  55 50
PennyMac Financial Services, 4.25%,
2/15/29 (2) 35 28
PennyMac Financial Services, 5.375%,
10/15/25 (2) 15 14
PROG Holdings, 6.00%, 11/15/29 (2) 30 26
Ryan Specialty, 4.375%, 2/1/30 (2) 10 9
Starwood Property Trust, 4.375%,
1/15/27 (2) 25 21
Par/Shares $ Value
(Amounts in 000s)
‡
United Wholesale Mortgage, 5.50%,
4/15/29 (2) 15 13
United Wholesale Mortgage, 5.75%,
6/15/27 (2) 25 22
647
Food 1.2%
B&G Foods, 5.25%, 4/1/25  5 5
BellRing Brands, 7.00%, 3/15/30 (2) 35 35
Chobani , 7.50%, 4/15/25 (2) 15 15
Darling Ingredients, 6.00%, 6/15/30 (2) 30 30
Triton Water Holdings, 6.25%,
4/1/29 (2) 17 14
99
Forest Products 0.4%
Cascades, 5.375%, 1/15/28 (2) 15 14
Graphic Packaging International,
3.75%, 2/1/30 (2) 20 18
32
Gaming 7.4%
Caesars Entertainment, 7.00%,
2/15/30 (2) 15 15
Caesars Entertainment, 8.125%,
7/1/27 (2) 60 61
Churchill Downs, 6.75%, 5/1/31 (2) 20 20
International Game Technology, 5.25%,
1/15/29 (2) 205 194
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (2) 45 40
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  15 15
Midwest Gaming Borrower, 4.875%,
5/1/29 (2) 15 13
Playtika Holding, 4.25%, 3/15/29 (2) 25 21
Scientific Games Holdings, 6.625%,
3/1/30 (2) 20 17
Scientific Games International, 7.25%,
11/15/29 (2) 47 47
Wynn Macau, 5.50%, 10/1/27 (2) 200 174
Wynn Resorts Finance, 7.125%,
2/15/31 (2) 2 2
619
Health Care 7.5%
AdaptHealth , 5.125%, 3/1/30 (2) 25 19
AthenaHealth Group, 6.50%,
2/15/30 (2) 50 41
Avantor Funding, 4.625%, 7/15/28 (2) 50 46
Bausch Health Americas, 9.25%,
4/1/26 (2) 10 8
CHS, 5.25%, 5/15/30 (2) 25 19
CHS, 6.00%, 1/15/29 (2) 15 12
CHS, 6.125%, 4/1/30 (2) 30 16
CHS, 6.875%, 4/15/29 (2) 20 11
CHS, 8.00%, 12/15/27 (2) 40 37
DaVita, 4.625%, 6/1/30 (2) 32 28
Legacy LifePoint Health, 6.75%,
4/15/25 (2) 15 13
Molina Healthcare, 4.375%,
6/15/28 (2) 25 23

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Mozart Debt Merger Sub, 5.25%,
10/1/29 (2) 30 26
Select Medical, 6.25%, 8/15/26 (2) 29 28
Tenet Healthcare, 6.125%, 10/1/28  90 85
Tenet Healthcare, 6.875%, 11/15/31  25 24
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  200 196
632
Healthcare 2.6%
IQVIA, 6.50%, 5/15/30 (2) 200 202
Tenet Healthcare, 6.75%, 5/15/31 (2) 15 15
217
Information Technology 5.0%
Boxer Parent, 7.125%, 10/2/25 (2) 7 7
Boxer Parent, 9.125%, 3/1/26 (2) 15 14
Capstone Borrower, 8.00%,
6/15/30 (2) 15 15
Central Parent, 7.25%, 6/15/29 (2) 60 59
Cloud Software Group, 9.00%,
9/30/29 (2) 15 13
Cloud Software Group Holdings,
6.50%, 3/31/29 (2) 25 22
Entegris Escrow, 5.95%, 6/15/30 (2) 55 53
Gen Digital, 6.75%, 9/30/27 (2) 25 25
Gen Digital, 7.125%, 9/30/30 (2) 20 20
Go Daddy Operating, 5.25%,
12/1/27 (2) 14 13
Match Group Holdings II, 4.125%,
8/1/30 (2) 54 45
Match Group Holdings II, 5.00%,
12/15/27 (2) 20 19
Match Group Holdings II, 5.625%,
2/15/29 (2) 10 9
McAfee, 7.375%, 2/15/30 (2) 35 29
ROBLOX, 3.875%, 5/1/30 (2) 20 17
Twilio , 3.875%, 3/15/31  20 17
Viavi Solutions, 3.75%, 10/1/29 (2) 15 13
ZipRecruiter, 5.00%, 1/15/30 (2) 8 7
ZoomInfo Technologies, 3.875%,
2/1/29 (2) 25 22
419
Lodging 0.7%
Hilton Domestic Operating, 4.00%,
5/1/31 (2) 20 17
Park Intermediate Holdings, 4.875%,
5/15/29 (2) 15 13
Park Intermediate Holdings, 5.875%,
10/1/28 (2) 10 9
RHP Hotel Properties, 4.50%,
2/15/29 (2) 20 18
57
Manufacturing 1.3%
Emerald Debt Merger Sub, 6.625%,
12/15/30 (2) 15 15
Gates Global, 6.25%, 1/15/26 (2) 10 10
Hillenbrand, 3.75%, 3/1/31  17 14
Madison IAQ, 4.125%, 6/30/28 (2) 35 30
Mueller Water Products, 4.00%,
6/15/29 (2) 27 24
Par/Shares $ Value
(Amounts in 000s)
‡
Stevens Holding, 6.125%, 10/1/26 (2) 15 15
108
Metals & Mining 2.0%
ATI, 5.125%, 10/1/31  15 13
Big River Steel, 6.625%, 1/31/29 (2) 31 31
ERO Copper, 6.50%, 2/15/30 (2) 20 17
FMG Resources, 4.50%, 9/15/27 (2) 10 10
FMG Resources, 5.875%, 4/15/30 (2) 20 19
Hecla Mining, 7.25%, 2/15/28  40 39
Hudbay Minerals, 6.125%, 4/1/29 (2) 22 20
Novelis , 4.75%, 1/30/30 (2) 25 22
171
Other Telecommunications 0.1%
Embarq, 7.995%, 6/1/36  24 12
12
Real Estate Investment Trust
Securities 0.8%
Kilroy Realty, 3.45%, 12/15/24  5 5
Necessity Retail, 4.50%, 9/30/28 (2) 35 26
Service Properties Trust, 7.50%,
9/15/25  35 34
65
Restaurants 1.1%
Dave & Buster's, 7.625%, 11/1/25 (2) 31 31
Yum! Brands, 5.35%, 11/1/43  69 61
92
Retail 1.5%
At Home Cayman, 11.50%, 5/12/28 (2) 7 7
At Home Group, 4.875%, 7/15/28 (2) 8 5
At Home Group, 7.125%, 5/12/28
(7.125% Cash or 8.625% PIK) (2)(5) 14 13
Bath & Body Works, 6.625%,
10/1/30 (2) 30 29
Bath & Body Works, 6.694%, 1/15/27  4 4
Bath & Body Works, 6.95%, 3/1/33  15 13
Bath & Body Works, 7.50%, 6/15/29  15 15
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (2) 25 23
QVC, 4.45%, 2/15/25  20 17
126
Satellites 1.3%
Hughes Satellite Systems, 6.625%,
8/1/26  46 42
Intelsat Jackson Holdings, 6.50%,
3/15/30 (2) 15 14
Telesat Canada, 6.50%, 10/15/27 (2) 64 28
Viasat , 5.625%, 4/15/27 (2) 30 28
112
Services 5.8%
Adtalem Global Education, 5.50%,
3/1/28 (2) 25 23
Advantage Sales & Marketing, 6.50%,
11/15/28 (2) 17 14
Allied Universal Holdco, 9.75%,
7/15/27 (2) 55 48
Clarivate Science Holdings, 3.875%,
7/1/28 (2) 33 29
Clarivate Science Holdings, 4.875%,
7/1/29 (2) 22 19

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Fair Isaac, 4.00%, 6/15/28 (2) 30 27
Fair Isaac, 5.25%, 5/15/26 (2) 20 20
Gartner, 3.625%, 6/15/29 (2) 35 31
Gartner, 4.50%, 7/1/28 (2) 10 9
H&E Equipment Services, 3.875%,
12/15/28 (2) 55 47
MSCI, 3.25%, 8/15/33 (2) 35 28
MSCI, 4.00%, 11/15/29 (2) 20 18
Presidio Holdings, 8.25%, 2/1/28 (2) 27 25
Prime Security Services Borrower,
6.25%, 1/15/28 (2) 50 46
Ritchie Bros Holdings, 6.75%,
3/15/28 (2) 10 10
Ritchie Bros Holdings, 7.75%,
3/15/31 (2) 15 16
Sabre GLBL, 7.375%, 9/1/25 (2) 15 13
Sabre GLBL, 9.25%, 4/15/25 (2) 3 3
Sabre GLBL, 11.25%, 12/15/27 (2) 10 8
Staples, 7.50%, 4/15/26 (2) 24 20
Staples, 10.75%, 4/15/27 (2) 10 6
United Rentals North America, 3.75%,
1/15/32  10 8
United Rentals North America, 3.875%,
2/15/31  20 17
485
Supermarkets 0.2%
New Albertsons, 7.45%, 8/1/29  6 6
United Natural Foods, 6.75%,
10/15/28 (2) 15 14
20
Transportation 0.3%
Watco , 6.50%, 6/15/27 (2) 25 24
24
Utilities 3.5%
Calpine, 5.00%, 2/1/31 (2) 32 26
Calpine, 5.125%, 3/15/28 (2) 25 22
NextEra Energy Operating Partners,
4.25%, 9/15/24 (2) 3 3
NextEra Energy Operating Partners,
4.50%, 9/15/27 (2) 8 8
Pattern Energy Operations, 4.50%,
8/15/28 (2) 10 9
PG&E, 5.25%, 7/1/30  70 63
Talen Energy Supply, 8.625%,
6/1/30 (2) 20 20
Terraform Global Operating, 6.125%,
3/1/26 (2) 18 18
TransAlta , 7.75%, 11/15/29  5 5
Vistra , VR, 7.00% (2)(6)(7) 50 44
Vistra , VR, 8.00% (2)(6)(7) 85 79
297
Total Corporate Bonds (Cost $8,809) 8,030
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, GO,VR,
11/1/43 (8) 87 42
Total Municipal Securities (Cost $49) 42
SHORT-TERM
INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve
Fund, 5.11% (9)(10) 112 112
Total Short-Term Investments (Cost
$112) 112
Total Investments in
Securities 98.3%
(Cost $9,068) $ 8,278
Other Assets Less Liabilities 1.7% 139
Net Assets 100.0% $ 8,417

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,368 and represents
75.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $23 and represents 0.3% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Perpetual security with no stated maturity date.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 14 (5) (1) (4)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 * 40 2 1 1
Total Centrally Cleared Credit Default Swaps, Protection Sold (3)
Total Centrally Cleared Swaps (3)
Net payments (receipts) of variation margin to date 3
Variation margin receivable (payable) on centrally cleared swaps $ —
*
Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchase d or sold but not yet collected of $1.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government Reserve Fund, 5.11% $ 159  ¤  ¤ $ 112^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $2 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $112.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 8,089 $ — $ 8,089
Common Stocks 30 — — 30
Convertible Preferred Stocks — 24 23 47
Short-Term Investments 112 — — 112
Total Securities 142 8,113 23 8,278
Swaps* — 1 — 1
Total $ 142 $ 8,114 $ 23 $ 8,279
Liabilities
Swaps* $ — $ 4 $ — $ 4
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.